Business Segments (Summary of Net Revenue, Operating Expenses and Profit by Business Segment) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Net revenue	¥ 3,531.4		¥ 3,605.1		¥ 3,334.2
BTMU and MUTB, net revenue	2,312.2		2,158.8		2,098.7
BTMU and MUTB, net interest income	1,386.7		1,451.7		1,452.4
BTMU and MUTB, net fees	532.5		550.2		564.0
BTMU and MUTB, other revenue	393.0		156.9		82.3
Other than BTMU and MUTB, net revenue	1,219.2	[1]	1,446.3	[1]	1,235.5	[1]
Operating expenses	2,137.0		2,204.5		2,208.4
Operating profit (loss)	1,394.4		1,400.6		1,125.8
Integrated Retail Banking Business Group [Member]
Net revenue	1,347.5		1,435.2		1,321.3
BTMU and MUTB, net revenue	635.6		660.0		733.9
BTMU and MUTB, net interest income	511.8		541.2		614.9
BTMU and MUTB, net fees	116.6		107.3		108.8
BTMU and MUTB, other revenue	7.2		11.5		10.2
Other than BTMU and MUTB, net revenue	711.9	[1]	775.2	[1]	587.4	[1]
Operating expenses	945.0		988.2		975.1
Operating profit (loss)	402.5		447.0		346.2
Integrated Corporate Banking Business Group [Member] | Domestic [Member]
Net revenue	893.6		885.4		1,012.8
BTMU and MUTB, net revenue	795.5		786.1		915.1
BTMU and MUTB, net interest income	428.2		438.6		470.9
BTMU and MUTB, net fees	308.4		335.8		342.9
BTMU and MUTB, other revenue	58.9		11.7		101.3
Other than BTMU and MUTB, net revenue	98.1	[1]	99.3	[1]	97.7	[1]
Operating expenses	460.1		464.2		508.9
Operating profit (loss)	433.5		421.2		503.9
Integrated Corporate Banking Business Group [Member] | Overseas [Member] | Other Than UNBC [Member]
Net revenue	347.1		347.3		356.8
BTMU and MUTB, net revenue	250.5		229.2		254.2
BTMU and MUTB, net interest income	129.8		140.6		110.5
BTMU and MUTB, net fees	105.6		105.5		94.4
BTMU and MUTB, other revenue	15.1		(16.9)		49.3
Other than BTMU and MUTB, net revenue	96.6	[1]	118.1	[1]	102.6	[1]
Operating expenses	202.7		204.0		173.3
Operating profit (loss)	144.4		143.3		183.5
Integrated Corporate Banking Business Group [Member] | Overseas [Member] | UNBC [Member]
Net revenue	267.2		265.3		256.8
Other than BTMU and MUTB, net revenue	267.2	[1]	265.3	[1]	256.8	[1]
Operating expenses	174.9		168.1		157.3
Operating profit (loss)	92.3		97.2		99.5
Integrated Corporate Banking Business Group [Member] | Total Domestic and Overseas [Member]
Net revenue	1,507.9		1,498.0		1,626.4
BTMU and MUTB, net revenue	1,046.0		1,015.3		1,169.3
BTMU and MUTB, net interest income	558.0		579.2		581.4
BTMU and MUTB, net fees	414.0		441.3		437.3
BTMU and MUTB, other revenue	74.0		(5.2)		150.6
Other than BTMU and MUTB, net revenue	461.9	[1]	482.7	[1]	457.1	[1]
Operating expenses	837.7		836.3		839.5
Operating profit (loss)	670.2		661.7		786.9
Integrated Corporate Banking Business Group [Member] | Overseas Total [Member]
Net revenue	614.3		612.6		613.6
BTMU and MUTB, net revenue	250.5		229.2		254.2
BTMU and MUTB, net interest income	129.8		140.6		110.5
BTMU and MUTB, net fees	105.6		105.5		94.4
BTMU and MUTB, other revenue	15.1		(16.9)		49.3
Other than BTMU and MUTB, net revenue	363.8	[1]	383.4	[1]	359.4	[1]
Operating expenses	377.6		372.1		330.6
Operating profit (loss)	236.7		240.5		283.0
Integrated Trust Assets Business Group [Member]
Net revenue	157.0		157.2		171.1
BTMU and MUTB, net revenue	59.5		61.2		70.8
BTMU and MUTB, net fees	59.5		61.2		70.8
Other than BTMU and MUTB, net revenue	97.5	[1]	96.0	[1]	100.3	[1]
Operating expenses	97.2		91.4		93.3
Operating profit (loss)	59.8		65.8		77.8
Global Markets [Member]
Net revenue	556.2		594.5		442.8
BTMU and MUTB, net revenue	616.4		517.7		388.2
BTMU and MUTB, net interest income	314.7		355.1		246.0
BTMU and MUTB, net fees	(10.0)		(13.3)		(10.9)
BTMU and MUTB, other revenue	311.7		175.9		153.1
Other than BTMU and MUTB, net revenue	(60.2)	[1]	76.8	[1]	54.6	[1]
Operating expenses	105.1		113.1		118.2
Operating profit (loss)	451.1		481.4		324.6
Other [Member]
Net revenue	(37.2)		(79.8)		(227.4)
BTMU and MUTB, net revenue	(45.3)		(95.4)		(263.5)
BTMU and MUTB, net interest income	2.2		(23.8)		10.1
BTMU and MUTB, net fees	(47.6)		(46.3)		(42.0)
BTMU and MUTB, other revenue	0.1		(25.3)		(231.6)
Other than BTMU and MUTB, net revenue	8.1	[1]	15.6	[1]	36.1	[1]
Operating expenses	152.0		175.5		182.3
Operating profit (loss)	¥ (189.2)		¥ (255.3)		¥ (409.7)

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.